Schedule of changes in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In Allowance For Doubtful Accounts
Balance at the beginning of the year	R$ (18,047)	R$ (16,952)
(Additions) Reversals	(1,233)	(1,095)
Balances at the end of the year	R$ (19,280)	R$ (18,047)